UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21225
Eaton Vance Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Bond Funds Semiannual Report March 31, 2012

Municipal II (EIV) • California II (EIA) • Massachusetts (MAB) • Michigan (MIW)
New Jersey (EMJ) • New York II (NYH) • Ohio (EIO) • Pennsylvania (EIP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2012
Eaton Vance
Municipal Bond Funds

Eaton Vance
Municipal Bond Fund II
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	9.25%	30.82%	2.63%	5.71%
Fund at Market Price	—	13.10	23.32	5.34	7.22
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					14.18%

Distributions[3]

Total Distributions per share for the period					$0.479
Distribution Rate at NAV					7.55%
Taxable-Equivalent Distribution Rate at NAV					11.62%
Distribution Rate at Market Price					6.61%
Taxable-Equivalent Distribution Rate at Market Price					10.17%

% Total Leverage[4]

Auction Preferred Shares (APS)					20.58%
Residual Interest Bond (RIB)					21.03
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	11.0%	BBB	8.2%
AA	66.8	D	1.0
A	13.0

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Bond Fund II
March 31, 2012
Portfolio Manager Cynthia J. Clemson
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	11.49%	33.64%	2.85%	5.22%
Fund at Market Price	—	5.41	29.64	2.98	5.08
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					-1.19%

Distributions[3]

Total Distributions per share for the period					$0.408
Distribution Rate at NAV					6.09%
Taxable-Equivalent Distribution Rate at NAV					10.45%
Distribution Rate at Market Price					6.17%
Taxable-Equivalent Distribution Rate at Market Price					10.58%

% Total Leverage[4]

APS					30.34%
RIB					11.67
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	17.3%	BBB	3.4%
AA	59.6	BB	1.6
A	18.1

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Bond Fund
March 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	8.10%	27.17%	4.82%	6.44%
Fund at Market Price	—	11.45	30.07	5.68	6.86
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					3.75%

Distributions[3]

Total Distributions per share for the period					$0.420
Distribution Rate at NAV					5.62%
Taxable-Equivalent Distribution Rate at NAV					9.13%
Distribution Rate at Market Price					5.42%
Taxable-Equivalent Distribution Rate at Market Price					8.81%

% Total Leverage[4]

APS					31.33%
RIB					7.69
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	17.6%	BBB	5.0%
AA	44.2	Not Rated	6.5
A	26.7

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Bond Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	7.17%	20.02%	4.96%	6.27%
Fund at Market Price	—	14.04	11.81	6.86	6.62
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					3.15%

Distributions[3]

Total Distributions per share for the period					$0.444
Distribution Rate at NAV					6.09%
Taxable-Equivalent Distribution Rate at NAV					9.80%
Distribution Rate at Market Price					5.91%
Taxable-Equivalent Distribution Rate at Market Price					9.51%

% Total Leverage[4]

APS					37.64%
Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Bond Fund
March 31, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	9.85%	23.29%	4.13%	6.38%
Fund at Market Price	—	12.99	23.53	5.30	6.87
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					4.34%

Distributions[3]

Total Distributions per share for the period					$0.422
Distribution Rate at NAV					5.56%
Taxable-Equivalent Distribution Rate at NAV					9.40%
Distribution Rate at Market Price					5.32%
Taxable-Equivalent Distribution Rate at Market Price					8.99%

% Total Leverage[4]

APS					32.18%
RIB					7.87
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	7.6%	BBB	7.1%
AA	60.0
A	25.3

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Bond Fund II
March 31, 2012
Portfolio Manager Craig R. Brandon, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	7.75%	21.91%	3.38%	5.98%
Fund at Market Price	—	9.23	22.43	3.79	6.25
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					2.40%

Distributions[3]

Total Distributions per share for the period					$0.421
Distribution Rate at NAV					6.32%
Taxable-Equivalent Distribution Rate at NAV					10.66%
Distribution Rate at Market Price					6.17%
Taxable-Equivalent Distribution Rate at Market Price					10.41%

% Total Leverage[4]

APS					23.34%
RIB					16.50
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	20.0%	BBB	10.4%
AA	48.3	Not Rated	0.8
A	20.5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Bond Fund
March 31, 2012
Portfolio Manager William H. Ahern, Jr., CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	10.19%	26.08%	2.46%	4.82%
Fund at Market Price	—	13.43	31.43	4.35	5.65
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					7.65%

Distributions[3]

Total Distributions per share for the period					$0.386
Distribution Rate at NAV					5.91%
Taxable-Equivalent Distribution Rate at NAV					9.66%
Distribution Rate at Market Price					5.49%
Taxable-Equivalent Distribution Rate at Market Price					8.98%

% Total Leverage[4]

APS					32.90%
RIB					3.04
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	4.0%	BBB	8.9%
AA	58.7	Not Rated	2.9
A	25.5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Bond Fund
March 31, 2012
Portfolio Manager Adam A. Weigold, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/29/2002	8.22%	26.61%	4.57%	6.26%
Fund at Market Price	—	9.38	20.72	5.24	6.26
Barclays Capital Long (22+) Municipal Bond Index	11/29/2002	5.88%	19.97%	4.83%	5.75%

% Premium/Discount to NAV

					–0.07%

Distributions[3]

Total Distributions per share for the period					$0.437
Distribution Rate at NAV					6.32%
Taxable-Equivalent Distribution Rate at NAV					10.03%
Distribution Rate at Market Price					6.33%
Taxable-Equivalent Distribution Rate at Market Price					10.05%

% Total Leverage[4]

APS					33.63%
RIB					3.16
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:5

AAA	0.6%	BBB	8.0%
AA	52.9	Not Rated	6.3
A	32.2

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Bond Funds
March 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in the Fund Profile, reflect a reduction of the monthly distribution for Municipal Bond Fund II and New York Municipal Bond Fund II.

[4]	Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 167.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 12.8%

Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,405,766
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,978,115
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,251,783
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	1,500	1,552,350
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,645,455
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	1,175	1,225,196
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	556,230
Tennessee School Bond Authority, 5.50%, 5/1/38	1,000	1,144,020
University of Virginia, 5.00%, 6/1/40	1,500	1,636,410
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	822,007

		$16,217,332

Electric Utilities — 1.8%

South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,591,678
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	685	743,061

		$2,334,739

Escrowed / Prerefunded — 1.2%

New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$1,510	$1,570,325

		$1,570,325

General Obligations — 13.6%

Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$1,680	$1,827,874
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	2,885,000
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	1,280	1,430,643
Hawaii, 5.00%, 12/1/29	2,500	2,902,075
Hawaii, 5.00%, 12/1/30	1,000	1,159,010
New York, 5.00%, 2/15/34(1)	2,750	3,076,728
New York, NY, 5.25%, 1/15/33	1,990	2,054,456
Oregon, 5.00%, 8/1/36	1,000	1,132,590
Pasadena, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/35	645	732,378

		$17,200,754

Health Care – Miscellaneous — 2.0%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,550,850

		$2,550,850

Hospital — 4.8%

Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$900	$863,820
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	720	725,199
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	505,865
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,349,661
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	482,295
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,233,350
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	960	983,184

		$6,143,374

Industrial Development Revenue — 0.8%

St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,010	$1,044,643

		$1,044,643

Insured – Education — 6.9%

Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,933,350
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,682,479
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,121,754

		$8,737,583

Insured – Electric Utilities — 7.4%

American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$1,000	$1,117,920
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	4,242,486

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities (continued)

Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	$2,205	$2,207,249
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,790,882

		$9,358,537

Insured – Escrowed / Prerefunded — 0.1%

Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$115	$137,744

		$137,744

Insured – General Obligations — 14.4%

Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$931,695
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	17,000	5,270,170
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,354,212
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,025,000
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,431,700
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	6,235,405

		$18,248,182

Insured – Hospital — 22.5%

Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,883,157
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,562,505
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,695	1,775,885
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	450	472,163
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,293,808
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,000	3,233,160
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,543,566
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,617,874
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,835,732
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	786,743
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,293,524
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	1,058,600
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	522,185
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,430,796
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,738,388
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,480,067

		$28,528,153

Insured – Industrial Development Revenue — 1.1%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,455,508

		$1,455,508

Insured – Lease Revenue / Certificates of Participation — 6.5%

Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,234,270
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	960	939,274
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	966,394
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,479,157
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,606,305

		$8,225,400

Insured – Other Revenue — 1.4%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$614,731
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,168,870

		$1,783,601

Insured – Solid Waste — 1.1%

Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$864,742
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	487,721

		$1,352,463

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 4.9%

Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	$1,500	$1,526,190
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	3,000	2,302,530
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,620	1,153,810
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	8,395	1,284,267

		$6,266,797

Insured – Student Loan — 1.5%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,745	$1,917,511

		$1,917,511

Insured – Transportation — 24.4%

Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,708,725
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	4,938,570
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,399,430
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,814,900
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,131,320
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	535	584,782
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20(2)	13,885	1,713,409
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,142,794
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	282,591
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	321,653
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,961,207
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,111,373
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	1,785	1,785,161

		$30,895,915

Insured – Water and Sewer — 13.4%

Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$752,022
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	468,829
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	718,753
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,782,166
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,366,950
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	478,174
Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,500	5,554,615
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,282,140
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,568,031
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	2,010	1,980,674

		$16,952,354

Lease Revenue / Certificates of Participation — 4.5%

North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/30	$5,000	$5,702,500

		$5,702,500

Other Revenue — 1.2%

Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,528,709

		$1,528,709

Senior Living / Life Care — 0.2%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$264,438

		$264,438

Special Tax Revenue — 7.3%

Homewood, AL, City Board of Education, 5.00%, 4/1/32	$1,880	$2,068,771
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	425	465,503
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	405	442,608
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	435	473,980
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	933,315
Michigan Trunk Line Fund, 5.00%, 11/15/30	110	124,003
Michigan Trunk Line Fund, 5.00%, 11/15/31	125	140,259

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Michigan Trunk Line Fund, 5.00%, 11/15/33	$105	$117,271
Michigan Trunk Line Fund, 5.00%, 11/15/36	80	89,142
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	3,800	4,453,068

		$9,307,920

Transportation — 10.2%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,832,375
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	529,323
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	946,656
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,115	2,229,527
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,168,590
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	420	451,235
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	375	400,980
Port Authority of New York and New Jersey, 4.00%, 7/15/32	1,535	1,564,242
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,083,360
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,723,000

		$12,929,288

Water and Sewer — 1.6%

Marco Island, FL, Utility System, 5.00%, 10/1/34	$205	$220,801
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	973,354
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	720	773,338

		$1,967,493

Total Tax-Exempt Investments — 167.6%
(identified cost $206,180,093)		$212,622,113

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (35.2)%		$(44,701,698)

Other Assets, Less Liabilities — (32.4)%		$(41,068,175)

Net Assets Applicable to Common Shares — 100.0%		$126,852,240

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At March 31, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

New York	12.2%
Others, representing less than 10% individually	87.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 63.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 21.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,603,068.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 168.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 17.1%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,470,832
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	440,457
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	175,832
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	80,427
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	74,019
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	407,858
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,002,523
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	136,129
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,338,996
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	355,641
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	224,496
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	152,907
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	454,050
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	472,693
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	497,290
University of California, 5.25%, 5/15/39	1,000	1,106,480

		$8,390,630

Electric Utilities — 7.7%

Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$844,383
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,121,242
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,109,310
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	721,501

		$3,796,436

General Obligations — 14.1%

California, 5.50%, 11/1/35	$1,300	$1,464,125
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	100	106,784
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	116,731
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	126,748
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	120	128,642
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	154,843
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	564,325
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,072,481
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	812,383
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	516,502
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	392,122
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	453,743

		$6,909,429

Hospital — 11.7%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,434,272
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,503,532
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,103,420
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	369,608
Washington Township Health Care District, 5.00%, 7/1/32	555	563,536
Washington Township Health Care District, 5.25%, 7/1/29	750	750,412

		$5,724,780

Insured – Education — 10.6%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$461,567
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,080,820
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), 5.00%, 9/1/33	180	182,628
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	2,000	2,122,000
California State University, (AMBAC), 5.00%, 11/1/33	1,335	1,362,982

		$5,209,997

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 8.8%

Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,516,241
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,500	1,703,865
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,114,310

		$4,334,416

Insured – Escrowed / Prerefunded — 12.1%

California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,500,485
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,337,389
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,636,055
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	460,357

		$5,934,286

Insured – General Obligations — 23.9%

Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$778,744
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,697,745
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	536,159
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,643,895
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,829,084
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	582,383
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,375,000
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,137,843
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,185,120

		$11,765,973

Insured – Hospital — 6.3%

California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,295,950
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,822,923

		$3,118,873

Insured – Lease Revenue / Certificates of Participation — 9.4%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,673,050
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,873,392
San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,075	1,081,472

		$4,627,914

Insured – Special Tax Revenue — 10.8%

Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,395,352
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,165,264
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	430	454,497
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,655	446,293
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,215	491,831
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,344,229

		$5,297,466

Insured – Transportation — 3.4%

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$1,349,040
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	340,798

		$1,689,838

Insured – Water and Sewer — 8.9%

Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,297,194
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	112,691
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	1,600	1,803,056

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Water and Sewer (continued)

Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$477,236
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	676,937

		$4,367,114

Other Revenue — 0.8%

California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 3.00%, 10/1/20	$380	$417,533

		$417,533

Special Tax Revenue — 6.4%

Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,650,175
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,480,102

		$3,130,277

Transportation — 13.1%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,355,969
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	611,971
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,147,005
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,469,788
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	678,256
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,158,500

		$6,421,489

Water and Sewer — 3.6%

Alameda County Water District Financing Authority, 4.00%, 6/1/24	$240	$270,077
Alameda County Water District Financing Authority, 4.00%, 6/1/25	305	338,126
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,139,659

		$1,747,862

Total Tax-Exempt Investments — 168.7%
(identified cost $78,295,158)		$82,884,313

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.3)%		$(25,700,578)

Other Assets, Less Liabilities — (16.4)%		$(8,048,278)

Net Assets Applicable to Common Shares — 100.0%		$49,135,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 55.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 19.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $352,005.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 160.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 6.0%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$756,072
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	830,720

		$1,586,792

Education — 27.0%

Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$761,003
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	827,663
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,253,600
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	1,000	1,187,900
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	932,509
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,181,640

		$7,144,315

Escrowed / Prerefunded — 4.4%

Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$500	$538,595
Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	600	629,430

		$1,168,025

General Obligations — 12.3%

Boston, 4.00%, 4/1/24	$200	$223,368
Cambridge, 4.00%, 2/15/21	395	463,888
Danvers, 5.25%, 7/1/36	565	646,631
Plymouth, 5.00%, 5/1/26	250	292,362
Plymouth, 5.00%, 5/1/31	225	256,041
Plymouth, 5.00%, 5/1/32	205	232,591
Wayland, 5.00%, 2/1/33	340	390,293
Wayland, 5.00%, 2/1/36	510	577,422
Winchester, 5.00%, 4/15/36	160	181,581

		$3,264,177

Hospital — 15.1%

Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$816,455
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	422,068
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/34	500	535,240
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	750	793,140
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	370,348
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,050,470

		$3,987,721

Insured – Education — 17.7%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$874,160
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	783,180
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,296,541
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	940,965
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	774,352

		$4,669,198

Insured – Electric Utilities — 4.7%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,257,071

		$1,257,071

Insured – Escrowed / Prerefunded — 7.2%

Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,892,772

		$1,892,772

Insured – General Obligations — 13.4%

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,473,059
Revere, (AGC), 5.00%, 4/1/39	1,000	1,060,240

		$3,533,299

Insured – Hospital — 0.9%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$237,400

		$237,400

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 5.1%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,338,440

		$1,338,440

Insured – Other Revenue — 1.9%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$499,187

		$499,187

Insured – Special Tax Revenue — 16.4%

Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,267,556
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	511,452
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,250,492
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	883,815
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,595	204,797
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,460	223,351

		$4,341,463

Insured – Water and Sewer — 4.6%

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,229,021

		$1,229,021

Other Revenue — 3.4%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$357,584
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	533,992

		$891,576

Senior Living / Life Care — 2.7%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$706,580

		$706,580

Special Tax Revenue — 5.5%

Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$95	$107,395
Massachusetts Bay Transportation Authority, Special Tax Revenue, 5.00%, 7/1/35	1,210	1,342,265

		$1,449,660

Transportation — 9.0%

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,076,740
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	535,945
Massachusetts Port Authority, 5.00%, 7/1/28	250	281,337
Massachusetts Port Authority, 5.00%, 7/1/34	435	473,102

		$2,367,124

Water and Sewer — 3.3%

Boston Water & Sewer Commission, 5.00%, 11/1/27	$750	$864,652

		$864,652

Total Tax-Exempt Investments — 160.6%
(identified cost $38,360,822)		$42,428,473

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (51.4)%		$(13,575,205)

Other Assets, Less Liabilities — (9.2)%		$(2,435,176)

Net Assets Applicable to Common Shares — 100.0%		$26,418,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 44.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 18.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 155.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 1.1%

Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$252,838

		$252,838

Escrowed / Prerefunded — 2.1%

Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$453,376

		$453,376

General Obligations — 2.7%

Comstock Park Public Schools, 5.00%, 5/1/28	$170	$185,886
Comstock Park Public Schools, 5.125%, 5/1/31	205	223,479
Comstock Park Public Schools, 5.25%, 5/1/33	165	180,249

		$589,614

Hospital — 17.3%

Grand Traverse Hospital, 5.375%, 7/1/35	$750	$798,293
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	532,600
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	816,255
Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,000	1,017,670
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.375%, 12/1/30	640	647,810

		$3,812,628

Insured – Education — 11.3%

Central Michigan University, (AMBAC), 5.05%, 10/1/32	$750	$784,380
Ferris State University, (AGC), 5.125%, 10/1/33	435	467,312
Wayne University, (NPFG), 5.00%, 11/15/37	1,200	1,250,952

		$2,502,644

Insured – Electric Utilities — 7.4%

Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$500	$503,260
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,138,830

		$1,642,090

Insured – Escrowed / Prerefunded — 40.1%

Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$500	$502,090
Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,500	1,583,055
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,150	1,154,094
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,295,315
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,880,446
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,424,618
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), Prerefunded to 5/1/12, 5.00%, 5/1/32	705	707,933
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), (NPFG), Prerefunded to 5/1/12, 5.00%, 5/1/32	295	296,230

		$8,843,781

Insured – General Obligations — 21.6%

Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27	$1,960	$1,064,319
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	375	376,204
Okemos Public School District, (NPFG), 0.00%, 5/1/19	1,330	1,092,063
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,056,650
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,171,060

		$4,760,296

Insured – Hospital — 6.1%

Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$500,215
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	855	855,368

		$1,355,583

Insured – Lease Revenue / Certificates of Participation — 7.6%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$427,170
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	1,247,099

		$1,674,269

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 6.4%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,005	$237,154
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,165	178,222
Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	1,000	1,000,810

		$1,416,186

Insured – Utilities — 7.0%

Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,000	$1,021,760
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	510	520,404

		$1,542,164

Insured – Water and Sewer — 13.6%

Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$500	$466,800
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,425	1,425,299
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,112,660

		$3,004,759

Special Tax Revenue — 5.1%

Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,114,280

		$1,114,280

Water and Sewer — 5.8%

Ann Arbor, Sewage Disposal System, 4.75%, 7/1/32	$235	$248,851
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	650	776,438
Port Huron, Water Supply System, 5.25%, 10/1/31	250	264,865

		$1,290,154

Total Tax-Exempt Investments — 155.2%
(identified cost $31,794,501)		$34,254,662

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (60.4)%		$(13,325,401)

Other Assets, Less Liabilities — 5.2%		$1,146,646

Net Assets Applicable to Common Shares — 100.0%		$22,075,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 78.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 35.0% of total investments.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 1.1%

New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$350	$385,798

		$385,798

Education — 2.9%

New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$776,175
Rutgers State University, 5.00%, 5/1/39	250	271,467

		$1,047,642

General Obligations — 8.7%

Gloucester County, 4.00%, 10/1/22	$250	$281,140
Gloucester County, 5.00%, 10/1/23	180	213,964
Gloucester County, 5.00%, 10/1/24	180	211,559
Monmouth County Improvement Authority, 5.00%, 1/15/27	1,375	1,606,330
West Morris Regional High School District, 4.50%, 5/1/23	360	422,313
West Morris Regional High School District, 4.50%, 5/1/24	395	459,022

		$3,194,328

Health Care – Miscellaneous — 0.8%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$250	$285,330

		$285,330

Hospital — 10.6%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$180	$172,764
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	693,343
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	530,898
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	254,758
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	750	848,362
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,365,162

		$3,865,287

Housing — 2.9%

New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$1,000	$1,061,900

		$1,061,900

Insured – Education — 7.7%

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$860,255
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	465	428,986
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,211,834
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	293,117

		$2,794,192

Insured – Electric Utilities — 4.1%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$335	$366,631
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	1,138,830

		$1,505,461

Insured – General Obligations — 41.0%

Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,594,238
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,101,160
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	355,846
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	379,573
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	402,239
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	427,172
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,635,375
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	478,540
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	2,928,930
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,370	2,142,006
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,087,720
Lakewood Township, (AGC), 5.75%, 11/1/31	700	807,380
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,087,603
Nutley School District, (NPFG), 4.75%, 7/15/30	110	118,540
Nutley School District, (NPFG), 4.75%, 7/15/31	410	440,590

		$14,986,912

Insured – Hospital — 13.5%

New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$750	753,172

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$2,000	$2,117,200
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	177,543
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	261,093
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,624,140

		$4,933,148

Insured – Lease Revenue / Certificates of Participation — 17.0%

Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,234,270
Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,250	1,253,562
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,435,785
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	598,005
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,673,050

		$6,194,672

Insured – Special Tax Revenue — 13.1%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$759,390
Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	500	581,215
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	1,010,978
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,266,588
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	558,869
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	3,775	297,923
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,095	320,493

		$4,795,456

Insured – Transportation — 18.7%

New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,838,055
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	3,875	3,999,382
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	774,850
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	203,477

		$6,815,764

Insured – Water and Sewer — 8.3%

Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,615,265
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	610	427,024

		$3,042,289

Lease Revenue / Certificates of Participation — 1.7%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$638,154

		$638,154

Student Loan — 2.9%

New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,057,756

		$1,057,756

Transportation — 9.6%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$630,380
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	223,507
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,313,599
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,325	1,335,772

		$3,503,258

Total Tax-Exempt Investments — 164.6%
(identified cost $55,348,265)		$60,107,347

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (53.7)%		$(19,600,694)

Other Assets, Less Liabilities — (10.9)%		$(3,997,504)

Net Assets Applicable to Common Shares — 100.0%		$36,509,149

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 75.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 26.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 163.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 4.7%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$823,560
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26	235	254,265
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/32	500	520,240

		$1,598,065

Education — 15.8%

New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$390	$400,838
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,437,868
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,412,432
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	669,152
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	360,926
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,104,120

		$5,385,336

Escrowed / Prerefunded — 2.3%

Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	$750	$775,088

		$775,088

General Obligations — 6.6%

East Irondequoit Central School District, 3.00%, 6/15/23	$280	$277,175
Long Beach City School District, 4.50%, 5/1/26	770	849,572
New York, 5.00%, 2/15/34(1)	1,000	1,118,810

		$2,245,557

Hospital — 6.4%

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$144,744
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	192,991
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	272,450
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	355,140
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,231,588

		$2,196,913

Industrial Development Revenue — 1.2%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$424,706

		$424,706

Insured – Education — 27.6%

New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,574,899
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	855	891,072
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,425,500
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	366,625
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	580,234
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	515,700
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	887,749
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,200,543

		$9,442,322

Insured – Electric Utilities — 3.4%

Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$500	$568,815
Long Island Power Authority, (BHAC), 6.00%, 5/1/33	500	590,030

		$1,158,845

Insured – Escrowed / Prerefunded — 3.7%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$175	$119,322
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	550	359,623

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$1,385	$789,228

		$1,268,173

Insured – General Obligations — 16.2%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$621,467
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	655,866
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	271,770
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	275,333
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	201,859
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	207,079
New York, (AGM), 5.00%, 4/1/22	1,000	1,128,960
Plattsburgh, (AGC), 4.25%, 11/15/19	100	117,444
Plattsburgh, (AGC), 4.25%, 11/15/20	300	354,240
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	425,510
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	212,972
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	216,712
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	237,363
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	246,849
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	378,812

		$5,552,236

Insured – Hospital — 3.3%

New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$592,815
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	531,525

		$1,124,340

Insured – Housing — 3.0%

New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,019,390

		$1,019,390

Insured – Lease Revenue / Certificates of Participation — 0.6%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$215	$210,358

		$210,358

Insured – Other Revenue — 9.8%

New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$718,011
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,585	1,565,187
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,057,825

		$3,341,023

Insured – Special Tax Revenue — 5.6%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	$1,700	$407,592
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,240	342,675
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	420,062
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32(2)	690	750,127

		$1,920,456

Insured – Transportation — 12.7%

Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,101,670
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	510	640,453
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,500	2,580,511

		$4,322,634

Insured – Water and Sewer — 12.5%

Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,036,343
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,750	2,868,085
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	366,873

		$4,271,301

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Other Revenue — 9.2%

Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$396,121
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40(3)	2,500	2,734,825

		$3,130,946

Special Tax Revenue — 6.3%

New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	$500	$585,930
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,400	1,568,854

		$2,154,784

Transportation — 12.1%

Metropolitan Transportation Authority, 5.00%, 11/15/34(2)	$2,000	$2,151,380
Nassau County Bridge Authority, 5.00%, 10/1/35	350	387,373
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,894
New York Thruway Authority, 5.00%, 4/1/26	530	606,659
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	370,328
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	547,545

		$4,134,179

Total Tax-Exempt Investments — 163.0%
(identified cost $51,855,248)		$55,676,652

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (38.8)%		$(13,250,397)

Other Assets, Less Liabilities — (24.2)%		$(8,268,684)

Net Assets Applicable to Common Shares — 100.0%		$34,157,571

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 60.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 21.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $210,930.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 149.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Bond Bank — 14.1%

Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,200	$1,137,600
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	792,078
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 6/1/30	1,250	1,415,063
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32	1,140	1,307,705

		$4,652,446

Education — 7.5%

Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$321,741
Ohio State University, 5.00%, 12/1/30	1,325	1,633,884
Wright State University, 5.00%, 5/1/31	500	536,775

		$2,492,400

Electric Utilities — 1.7%

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$546,740

		$546,740

General Obligations — 4.7%

Beavercreek City School District, 5.00%, 12/1/30	$900	$996,633
County of Franklin, 5.00%, 12/1/27	500	570,415

		$1,567,048

Hospital — 8.7%

Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$519,250
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	529,275
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	793,905
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	488,930
Ohio Hospital Facility Revenue, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	542,550

		$2,873,910

Insured – Education — 26.4%

Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$500	$534,150
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,108,070
Kent State University, (AGC), 5.00%, 5/1/29	360	391,853
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	1,985,840
Ohio University, (AGM), 5.00%, 12/1/33	500	530,860
Ohio University, (AGM), 5.25%, 12/1/23	1,170	1,265,379
University of Akron, Series B, (AGM), 5.00%, 1/1/38	1,000	1,052,710
University of Cincinnati, (AMBAC), 5.00%, 6/1/31	750	770,919
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,092,080

		$8,731,861

Insured – Electric Utilities — 19.5%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$760,445
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,327,673
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	248,710
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,635	955,134
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,599,950
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	569,415

		$6,461,327

Insured – General Obligations — 35.6%

Brookfield Local School District, (AGM), 5.00%, 1/15/30	$200	$214,456
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	621,130
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,034,970
Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,575	1,625,054
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	1,076,430
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,503,894
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	1,186,992
St. Marys City School District, (AGM), 5.00%, 12/1/35	750	792,075
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	539,235
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	1,056,510

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – General Obligations (continued)

Wapakoneta City School District, (AGM), 4.75%, 12/1/35	$2,000	$2,122,160

		$11,772,906

Insured – Hospital — 7.5%

Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$425	$425,782
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,509,495
Lorain County, (Catholic Healthcare Partners), (AGM), 14.896%, 2/1/29(1)(2)(3)	440	557,515

		$2,492,792

Insured – Lease Revenue / Certificates of Participation — 3.4%

Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$235	$235,070
Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,040	901,129

		$1,136,199

Insured – Special Tax Revenue — 10.1%

Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$758,491
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,108,658
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	4,145	327,123
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,070	163,689

		$3,357,961

Insured – Transportation — 3.1%

Cleveland, Airport System, (AGM), 5.00%, 1/1/30	$480	$507,091
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	500	528,215

		$1,035,306

Other Revenue — 1.2%

Summit County Port Authority, 5.00%, 12/1/31	$350	$379,344

		$379,344

Transportation — 3.3%

Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,102,070

		$1,102,070

Water and Sewer — 2.6%

Hamilton County Sewer System, 5.00%, 12/1/32	$750	$846,735

		$846,735

Total Tax-Exempt Investments — 149.4%
(identified cost $45,636,910)		$49,449,045

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (51.4)%		$(17,000,909)

Other Assets, Less Liabilities — 2.0%		$653,528

Net Assets Applicable to Common Shares — 100.0%		$33,101,664

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 70.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 21.6% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2012, the aggregate value of these securities is $557,515 or 1.7% of the Fund’s net assets applicable to common share.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2012.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 153.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Education — 22.9%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,179,286
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,671,750
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	466,277
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	992,099
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	3,011,186
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	834,563
University of Pittsburgh, 5.25%, 9/15/29	500	573,775
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	619,896

		$9,348,832

General Obligations — 3.7%

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,154,000
Montgomery County, 5.00%, 3/15/20	300	370,956

		$1,524,956

Hospital — 16.3%

Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$794,347
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,044,610
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,455	1,490,138
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,268,850
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	262,730
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	726,982
Philadelphia Hospitals and Higher Education Facilities Authority, 5.00%, 7/1/32	750	821,145
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	262,398

		$6,671,200

Insured – Education — 19.1%

Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000	$1,000,850
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	500	534,855
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	775	777,069
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,665	1,751,380
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,324,810
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	529,425
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	543,590
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	403,639
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	929,679

		$7,795,297

Insured – Electric Utilities — 2.0%

Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$750	$820,815

		$820,815

Insured – General Obligations — 27.6%

Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,401,875
Centennial School District, (AGM), 5.25%, 12/15/37	660	727,452
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,426,882
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	409,600
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	529,915
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,677,817
Norwin School District, (AGM), 3.25%, 4/1/27	1,500	1,467,330
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,592,415
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,054,090
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	988,202

		$11,275,578

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Insured – Hospital — 8.4%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$320,040
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	500	524,625
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,700,725
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	865,069

		$3,410,459

Insured – Industrial Development Revenue — 2.7%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,086,200

		$1,086,200

Insured – Lease Revenue / Certificates of Participation — 4.5%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$542,380
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,305,931

		$1,848,311

Insured – Special Tax Revenue — 3.0%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$10,835	$855,098
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,450	374,801

		$1,229,899

Insured – Transportation — 8.9%

Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$319,577
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	1,080,920
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,100	2,218,503

		$3,619,000

Insured – Utilities — 2.2%

Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$899,585

		$899,585

Insured – Water and Sewer — 12.9%

Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$317,820
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,622,100
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	541,825
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	873,062
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	693,664
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,045,348
Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	150	155,912

		$5,249,731

Other Revenue — 2.6%

Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/27	$950	$1,052,809

		$1,052,809

Senior Living / Life Care — 0.5%

Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$205,742

		$205,742

Special Tax Revenue — 0.3%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$126,390

		$126,390

Transportation — 12.4%

Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,716,420
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	496,825
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	776,953
Pennsylvania Turnpike Commission, 1.00%, 12/1/30	500	450,750
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,089,730
Philadelphia Airport, 5.25%, 6/15/27	500	555,000

		$5,085,678

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Water and Sewer — 3.3%

Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$534,490
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	823,163

		$1,357,653

Total Tax-Exempt Investments — 153.3%
(identified cost $59,650,296)		$62,608,135

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (53.2)%		$(21,725,328)

Other Assets, Less Liabilities — (0.1)%		$(48,290)

Net Assets Applicable to Common Shares — 100.0%		$40,834,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2012, 59.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 22.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Assets and Liabilities (Unaudited)

	March 31, 2012

Assets	Municipal Fund II		California Fund II	Massachusetts Fund	Michigan Fund

Investments —
Identified cost	$206,180,093		$78,295,158	$38,360,822	$31,794,501
Unrealized appreciation	6,442,020		4,589,155	4,067,651	2,460,161

Investments, at value	$212,622,113		$82,884,313	$42,428,473	$34,254,662

Cash	$—		$864,598	$370,190	$—
Restricted cash*	350,000		130,000	50,000	35,000
Interest receivable	2,802,096		865,225	498,480	459,310
Receivable for investments sold	7,316,040		—	—	764,628
Receivable for variation margin on open financial futures contracts	123,891		42,047	15,750	11,250
Receivable from the transfer agent	20,456		—	3,110	1,634
Deferred debt issuance costs	74,771		21,536	3,773	—

Total assets	$223,309,367		$84,807,719	$43,369,776	$35,526,484

Liabilities

Payable for floating rate notes issued	$45,685,000		$9,885,000	$3,330,000	$—
Due to custodian	5,844,112		—	—	90,157
Payable to affiliates:
Investment adviser fee	100,232		38,704	19,675	16,560
Interest expense and fees payable	83,239		17,098	7,147	—
Accrued expenses	42,846		30,882	19,657	18,459

Total liabilities	$51,755,429		$9,971,684	$3,376,479	$125,176

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,701,698		$25,700,578	$13,575,205	$13,325,401

Net assets applicable to common shares	$126,852,240		$49,135,457	$26,418,092	$22,075,907

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,999		$38,831	$17,667	$15,134
Additional paid-in capital	141,664,721		54,989,257	25,029,238	21,435,718
Accumulated net realized loss	(21,933,774)		(10,729,963)	(2,864,287)	(1,973,429)
Accumulated undistributed net investment income	367,489		140,819	124,863	122,122
Net unrealized appreciation	6,653,805		4,696,513	4,110,611	2,476,362

Net assets applicable to common shares	$126,852,240		$49,135,457	$26,418,092	$22,075,907

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788	(1)	1,028	543	533

Common Shares Outstanding	9,999,896		3,883,143	1,766,663	1,513,417

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.69		$12.65	$14.95	$14.59

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
(1)	Comprised of 894 Series A shares and 894 Series B shares.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2012

Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investments —
Identified cost	$55,348,265	$51,855,248	$45,636,910	$59,650,296
Unrealized appreciation	4,759,082	3,821,404	3,812,135	2,957,839

Investments, at value	$60,107,347	$55,676,652	$49,449,045	$62,608,135

Cash	$—	$710,784	$171,555	$1,141,865
Restricted cash*	240,000	80,000	95,000	125,000
Interest receivable	628,629	767,688	570,529	741,512
Receivable for investments sold	—	2,281,666	391,731	—
Receivable for variation margin on open financial futures contracts	84,375	24,750	32,344	39,375
Receivable from the transfer agent	12,720	2,105	5,454	3,273
Deferred debt issuance costs	7,055	5,321	—	—

Total assets	$61,080,126	$59,548,966	$50,715,658	$64,659,160

Liabilities

Payable for floating rate notes issued	$4,790,000	$9,370,000	$250,000	$2,040,000
Payable for investments purchased	—	—	316,830	—
Payable for when-issued securities	—	2,703,400	—	—
Due to custodian	115,446	—	—	—
Payable to affiliates:
Investment adviser fee	27,619	26,474	23,583	30,255
Interest expense and fees payable	14,868	18,711	630	5,630
Accrued expenses	22,350	22,413	22,042	23,430

Total liabilities	$4,970,283	$12,140,998	$613,085	$2,099,315

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,694	$13,250,397	$17,000,909	$21,725,328

Net assets applicable to common shares	$36,509,149	$34,157,571	$33,101,664	$40,834,517

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$26,005	$25,651	$25,332	$29,572
Additional paid-in capital	36,831,993	36,329,848	35,854,565	41,890,843
Accumulated net realized loss	(5,417,834)	(6,147,709)	(6,832,724)	(4,485,503)
Accumulated undistributed net investment income	79,762	60,869	191,411	334,367
Net unrealized appreciation	4,989,223	3,888,912	3,863,080	3,065,238

Net assets applicable to common shares	$36,509,149	$34,157,571	$33,101,664	$40,834,517

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,600,507	2,565,110	2,533,242	2,957,217

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$14.04	$13.32	$13.07	$13.81

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2012

Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Interest	$5,263,039	$1,882,818	$932,474	$830,810

Total investment income	$5,263,039	$1,882,818	$932,474	$830,810

Expenses

Investment adviser fee	$578,939	$222,627	$113,748	$96,361
Trustees’ fees and expenses	4,497	1,881	1,085	960
Custodian fee	55,063	26,494	17,603	17,031
Transfer and dividend disbursing agent fees	9,458	9,413	9,383	9,423
Legal and accounting services	159,643	21,707	18,535	16,525
Printing and postage	12,234	5,448	4,902	4,731
Interest expense and fees	180,418	30,547	11,698	—
Preferred shares service fee	33,656	19,350	10,221	10,032
Miscellaneous	25,482	38,848	14,803	13,712

Total expenses	$1,059,390	$376,315	$201,978	$168,775

Deduct —
Reduction of custodian fee	$210	$84	$26	$25

Total expense reductions	$210	$84	$26	$25

Net expenses	$1,059,180	$376,231	$201,952	$168,750

Net investment income	$4,203,859	$1,506,587	$730,522	$662,060

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$672,502	$(284,958)	$(128,884)	$(136,159)
Extinguishment of debt	(325)	—	—	—
Financial futures contracts	(365,654)	(248,672)	(45,403)	(11,739)
Swap contracts	(92,995)	(56,184)	(26,736)	(20,924)

Net realized gain (loss)	$213,528	$(589,814)	$(201,023)	$(168,822)

Change in unrealized appreciation (depreciation) —
Investments	$5,919,886	$3,729,223	$1,326,218	$930,309
Financial futures contracts	556,492	330,330	68,787	16,201
Swap contracts	352,540	212,993	101,355	79,322

Net change in unrealized appreciation (depreciation)	$6,828,918	$4,272,546	$1,496,360	$1,025,832

Net realized and unrealized gain	$7,042,446	$3,682,732	$1,295,337	$857,010

Distributions to preferred shareholders —

From net investment income	$(45,124)	$(25,956)	$(13,575)	$(13,159)

Net increase in net assets from operations	$11,201,181	$5,163,363	$2,012,284	$1,505,911

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2012

Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Interest	$1,332,285	$1,314,678	$1,190,748	$1,512,104

Total investment income	$1,332,285	$1,314,678	$1,190,748	$1,512,104

Expenses

Investment adviser fee	$159,251	$154,077	$135,594	$175,133
Trustees’ fees and expenses	1,415	1,387	1,244	1,536
Custodian fee	21,598	20,950	19,951	22,660
Transfer and dividend disbursing agent fees	9,418	9,438	9,464	9,514
Legal and accounting services	19,007	20,568	19,686	19,717
Printing and postage	5,013	6,188	5,769	6,144
Interest expense and fees	21,490	40,159	1,242	8,237
Preferred shares service fee	14,757	9,975	12,799	16,357
Miscellaneous	15,444	16,747	14,877	15,984

Total expenses	$267,393	$279,489	$220,626	$275,282

Deduct —
Reduction of custodian fee	$139	$26	$21	$24

Total expense reductions	$139	$26	$21	$24

Net expenses	$267,254	$279,463	$220,605	$275,258

Net investment income	$1,065,031	$1,035,215	$970,143	$1,236,846

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(173,340)	$78,004	$(199,105)	$(571,277)
Financial futures contracts	(499,501)	(72,293)	(103,373)	15,531
Swap contracts	(38,748)	(61,996)	(23,249)	(30,998)

Net realized loss	$(711,589)	$(56,285)	$(325,727)	$(586,744)

Change in unrealized appreciation (depreciation) —
Investments	$2,114,707	$1,196,937	$2,279,570	$2,343,985
Financial futures contracts	743,306	108,831	131,372	47,288
Swap contracts	146,892	235,027	88,135	117,513

Net change in unrealized appreciation (depreciation)	$3,004,905	$1,540,795	$2,499,077	$2,508,786

Net realized and unrealized gain	$2,293,316	$1,484,510	$2,173,350	$1,922,042

Distributions to preferred shareholders —

From net investment income	$(20,351)	$(13,249)	$(17,154)	$(21,994)

Net increase in net assets from operations	$3,337,996	$2,506,476	$3,126,339	$3,136,894

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets

	Six Months Ended March 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$4,203,859	$1,506,587	$730,522	$662,060
Net realized gain (loss) from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	213,528	(589,814)	(201,023)	(168,822)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	6,828,918	4,272,546	1,496,360	1,025,832
Distributions to preferred shareholders —
From net investment income	(45,124)	(25,956)	(13,575)	(13,159)

Net increase in net assets from operations	$11,201,181	$5,163,363	$2,012,284	$1,505,911

Distributions to common shareholders —
From net investment income	$(4,784,754)	$(1,583,968)	$(741,770)	$(672,528)

Total distributions to common shareholders	$(4,784,754)	$(1,583,968)	$(741,770)	$(672,528)

Capital share transactions —
Reinvestment of distributions to common shareholders	$128,069	$21,322	$13,153	$9,728

Net increase in net assets from capital share transactions	$128,069	$21,322	$13,153	$9,728

Net increase in net assets	$6,544,496	$3,600,717	$1,283,667	$843,111

Net Assets Applicable to Common Shares

At beginning of period	$120,307,744	$45,534,740	$25,134,425	$21,232,796

At end of period	$126,852,240	$49,135,457	$26,418,092	$22,075,907

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$367,489	$140,819	$124,863	$122,122

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2012 (Unaudited)

Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$1,065,031	$1,035,215	$970,143	$1,236,846
Net realized loss from investment transactions, financial futures contracts and swap contracts	(711,589)	(56,285)	(325,727)	(586,744)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,004,905	1,540,795	2,499,077	2,508,786
Distributions to preferred shareholders —
From net investment income	(20,351)	(13,249)	(17,154)	(21,994)

Net increase in net assets from operations	$3,337,996	$2,506,476	$3,126,339	$3,136,894

Distributions to common shareholders —
From net investment income	$(1,095,112)	$(1,079,659)	$(977,278)	$(1,290,467)

Total distributions to common shareholders	$(1,095,112)	$(1,079,659)	$(977,278)	$(1,290,467)

Capital share transactions —
Reinvestment of distributions to common shareholders	$80,160	$14,122	$31,001	$15,893

Net increase in net assets from capital share transactions	$80,160	$14,122	$31,001	$15,893

Net increase in net assets	$2,323,044	$1,440,939	$2,180,062	$1,862,320

Net Assets Applicable to Common Shares

At beginning of period	$34,186,105	$32,716,632	$30,921,602	$38,972,197

At end of period	$36,509,149	$34,157,571	$33,101,664	$40,834,517

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$79,762	$60,869	$191,411	$334,367

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011

Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$9,266,701	$3,314,138	$1,546,235	$1,381,043
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(6,577,476)	(4,047,797)	(1,120,707)	(371,914)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	255,940	1,097,057	274,726	(378,552)
Distributions to preferred shareholders —
From net investment income	(153,850)	(87,975)	(46,254)	(45,419)

Net increase in net assets from operations	$2,791,315	$275,423	$654,000	$585,158

Distributions to common shareholders —
From net investment income	$(9,538,162)	$(3,338,981)	$(1,481,919)	$(1,342,118)

Total distributions to common shareholders	$(9,538,162)	$(3,338,981)	$(1,481,919)	$(1,342,118)

Capital share transactions —
Reinvestment of distributions to common shareholders	$240,533	$68,979	$42,595	$4,962

Net increase in net assets from capital share transactions	$240,533	$68,979	$42,595	$4,962

Net decrease in net assets	$(6,506,314)	$(2,994,579)	$(785,324)	$(751,998)

Net Assets Applicable to Common Shares

At beginning of year	$126,814,058	$48,529,319	$25,919,749	$21,984,794

At end of year	$120,307,744	$45,534,740	$25,134,425	$21,232,796

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$993,508	$244,156	$149,686	$145,749

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011

Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$2,315,111	$2,225,131	$2,058,345	$2,636,633
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(913,795)	(1,555,448)	(578,575)	(1,067,018)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(2,139,373)	(43,377)	(1,329,984)	(268,752)
Distributions to preferred shareholders —
From net investment income	(67,619)	(45,630)	(58,829)	(73,587)

Net increase (decrease) in net assets from operations	$(805,676)	$580,676	$90,957	$1,227,276

Distributions to common shareholders —
From net investment income	$(2,381,054)	$(2,226,059)	$(1,951,904)	$(2,564,189)

Total distributions to common shareholders	$(2,381,054)	$(2,226,059)	$(1,951,904)	$(2,564,189)

Capital share transactions —
Reinvestment of distributions to common shareholders	$150,425	$33,998	$56,745	$52,778

Net increase in net assets from capital share transactions	$150,425	$33,998	$56,745	$52,778

Net decrease in net assets	$(3,036,305)	$(1,611,385)	$(1,804,202)	$(1,284,135)

Net Assets Applicable to Common Shares

At beginning of year	$37,222,410	$34,328,017	$32,725,804	$40,256,332

At end of year	$34,186,105	$32,716,632	$30,921,602	$38,972,197

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$130,194	$118,562	$215,700	$409,982

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Statements of Cash Flows* (Unaudited)

	Six Months Ended March 31, 2012

Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New York Fund II

Net increase in net assets from operations	$11,201,181	$5,163,363	$2,506,476
Distributions to preferred shareholders	45,124	25,956	13,249

Net increase in net assets from operations excluding distributions to preferred shareholders	$11,246,305	$5,189,319	$2,519,725
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(24,389,086)	(9,140,863)	(4,442,298)
Investments sold	33,134,289	9,587,061	6,962,168
Net amortization/accretion of premium (discount)	(668,810)	(234,434)	(82,484)
Amortization of deferred debt issuance costs	8,910	1,255	1,962
Increase in restricted cash	(350,000)	(130,000)	(80,000)
Decrease (increase) in interest receivable	(108,742)	(27,130)	37,091
Decrease (increase) in receivable for investments sold	(7,209,065)	859,572	(2,253,975)
Increase in receivable for variation margin on open financial futures contracts	(123,891)	(42,047)	(24,750)
Decrease in receivable from the transfer agent	1,180	5,513	434
Decrease in payable for investments purchased	—	(435,293)	—
Increase (decrease) in payable for when-issued securities	—	(1,747,167)	2,703,400
Decrease in payable for variation margin on open financial futures contracts	(27,203)	(17,610)	(4,375)
Decrease in payable for open swap contracts	(352,540)	(212,993)	(235,027)
Increase in payable to affiliate for investment adviser fee	6,688	3,063	1,571
Decrease in interest expense and fees payable	(22,346)	(418)	(3,816)
Decrease in accrued expenses	(47,708)	(28,151)	(29,089)
Net change in unrealized (appreciation) depreciation from investments	(5,919,886)	(3,729,223)	(1,196,937)
Net realized (gain) loss from investments	(672,502)	284,958	(78,004)
Net realized loss on extinguishment of debt	325	—	—

Net cash provided by operating activities	$4,505,918	$185,412	$3,795,596

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(4,656,685)	$(1,562,646)	$(1,065,537)
Cash distributions paid to preferred shareholders	(44,835)	(25,721)	(13,118)
Repayment of secured borrowings	(9,310,000)	—	(2,450,000)
Increase in due to custodian	5,844,112	—	—

Net cash used in financing activities	$(8,167,408)	$(1,588,367)	$(3,528,655)

Net increase (decrease) in cash	$(3,661,490)	$(1,402,955)	$266,941

Cash at beginning of period	$3,661,490	$2,267,553	$443,843

Cash at end of period	$—	$864,598	$710,784

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$128,069	$21,322	$14,122
Cash paid for interest and fees	193,854	29,710	42,013

*	Statement of Cash Flows is not required for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$12.040		$12.720	$12.880	$11.030	$15.470	$15.860

Income (Loss) From Operations

Net investment income(1)	$0.421		$0.929	$0.961	$0.943	$1.037	$1.048
Net realized and unrealized gain (loss)	0.713		(0.638)	(0.164)	1.813	(4.159)	(0.383)
Distributions to preferred shareholders(1)
From net investment income	(0.005)		(0.015)	(0.018)	(0.058)	(0.168)	(0.303)
From net realized gain	—		—	—	—	(0.117)	—

Total income (loss) from operations	$1.129		$0.276	$0.779	$2.698	$(3.407)	$0.362

Less Distributions to Common Shareholders

From net investment income	$(0.479)		$(0.956)	$(0.939)	$(0.848)	$(0.747)	$(0.752)
From net realized gain	—		—	—	—	(0.286)	—

Total distributions to common shareholders	$(0.479)		$(0.956)	$(0.939)	$(0.848)	$(1.033)	$(0.752)

Net asset value — End of period (Common shares)	$12.690		$12.040	$12.720	$12.880	$11.030	$15.470

Market value — End of period (Common shares)	$14.490		$13.280	$14.010	$13.370	$11.650	$14.550

Total Investment Return on Net Asset Value(2)	9.25	%(3)	2.45%	6.26%	26.08%	(23.08)%	2.43	%(4)

Total Investment Return on Market Value(2)	13.10	%(3)	2.60%	12.78%	23.88%	(13.61)%	(0.20	)%(4)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$126,852		$120,308	$126,814	$128,150	$109,648	$153,612
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.43	%(6)	1.50%	1.22%	1.28%	1.09%	1.00	%(7)
Interest and fee expense(8)	0.29	%(6)	0.35%	0.38%	0.87%	0.93%	0.99%
Total expenses before custodian fee reduction	1.72	%(6)	1.85%	1.60%	2.15%	2.02%	1.99	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(6)	1.49%	1.22%	1.27%	1.05%	0.99	%(7)
Net investment income	6.83	%(6)	8.23%	7.86%	9.05%	7.40%	6.62%
Portfolio Turnover	11	%(3)	12%	13%	22%	54%	31%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	1.05	%(6)	1.07%	0.89%	0.89%	0.69%	0.64	%(7)
Interest and fee expense(8)	0.21	%(6)	0.25%	0.28%	0.61%	0.60%	0.64%
Total expenses before custodian fee reduction	1.26	%(6)	1.32%	1.17%	1.50%	1.29%	1.28	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.05	%(6)	1.07%	0.89%	0.89%	0.67%	0.63	%(7)
Net investment income	5.01	%(6)	5.89%	5.75%	6.32%	4.73%	4.25%

Senior Securities:
Total preferred shares outstanding	1,788		1,788	1,788	1,788	1,788	3,500
Asset coverage per preferred share(9)	$95,947		$92,287	$95,926	$96,674	$86,356	$68,894
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$11.730		$12.520	$12.940	$11.310	$15.020	$15.330

Income (Loss) From Operations

Net investment income(1)	$0.388		$0.855	$0.898	$0.877	$0.983	$0.981
Net realized and unrealized gain (loss)	0.947		(0.761)	(0.433)	1.601	(3.583)	(0.301)
Distributions to preferred shareholders(1)
From net investment income	(0.007)		(0.023)	(0.027)	(0.084)	(0.233)	(0.282)
From net realized gain	—		—	—	—	(0.053)	—

Total income (loss) from operations	$1.328		$0.071	$0.438	$2.394	$(2.886)	$0.398

Less Distributions to Common Shareholders

From net investment income	$(0.408)		$(0.861)	$(0.858)	$(0.764)	$(0.693)	$(0.708)
From net realized gain	—		—	—	—	(0.131)	—

Total distributions to common shareholders	$(0.408)		$(0.861)	$(0.858)	$(0.764)	$(0.824)	$(0.708)

Net asset value — End of period (Common shares)	$12.650		$11.730	$12.520	$12.940	$11.310	$15.020

Market value — End of period (Common shares)	$12.500		$12.260	$13.250	$12.500	$10.250	$14.250

Total Investment Return on Net Asset Value(2)	11.49	%(3)	1.31%	3.93%	23.06%	(19.81)%	2.75%

Total Investment Return on Market Value(2)	5.41	%(3)	0.06%	13.86%	31.17%	(23.40)%	2.11%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$49,135		$45,535	$48,529	$50,080	$43,718	$58,010
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.46	%(5)	1.47%	1.39%	1.51%	1.23%	1.11	%(6)
Interest and fee expense(7)	0.13	%(5)	0.15%	0.16%	0.37%	0.42%	0.50%
Total expenses before custodian fee reduction	1.59	%(5)	1.62%	1.55%	1.88%	1.65%	1.61	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(5)	1.47%	1.38%	1.50%	1.19%	1.09	%(6)
Net investment income	6.37	%(5)	7.75%	7.47%	8.23%	7.11%	6.42%
Portfolio Turnover	11	%(3)	34%	17%	17%	22%	37%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.95	%(5)	0.92%	0.89%	0.93%	0.76%	0.71	%(6)
Interest and fee expense(7)	0.08	%(5)	0.09%	0.11%	0.23%	0.26%	0.32%
Total expenses before custodian fee reduction	1.03	%(5)	1.01%	1.00%	1.16%	1.02%	1.03	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.95	%(5)	0.92%	0.89%	0.93%	0.74%	0.69	%(6)
Net investment income	4.13	%(5)	4.84%	4.81%	5.07%	4.42%	4.09%

Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,028	1,028	1,028	1,350
Asset coverage per preferred share(8)	$72,798		$69,295	$72,208	$73,719	$67,578	$67,980
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$14.230		$14.710	$14.660	$12.130	$15.090	$15.640

Income (Loss) From Operations

Net investment income(1)	$0.414		$0.876	$0.882	$0.901	$0.981	$0.969
Net realized and unrealized gain (loss)	0.734		(0.490)	0.036	2.486	(2.981)	(0.540)
Distributions to preferred shareholders(1)
From net investment income	(0.008)		(0.026)	(0.031)	(0.099)	(0.289)	(0.293)

Total income (loss) from operations	$1.140		$0.360	$0.887	$3.288	$(2.289)	$0.136

Less Distributions to Common Shareholders

From net investment income	$(0.420)		$(0.840)	$(0.837)	$(0.758)	$(0.671)	$(0.686)

Total distributions to common shareholders	$(0.420)		$(0.840)	$(0.837)	$(0.758)	$(0.671)	$(0.686)

Net asset value — End of period (Common shares)	$14.950		$14.230	$14.710	$14.660	$12.130	$15.090

Market value — End of period (Common shares)	$15.510		$14.320	$15.160	$15.250	$13.780	$14.820

Total Investment Return on Net Asset Value(2)	8.10	%(3)	3.06%	6.43%	28.42%	(15.70)%	0.88	%(4)

Total Investment Return on Market Value(2)	11.45	%(3)	0.64%	5.44%	17.59%	(2.46)%	(3.72	)%(4)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$26,418		$25,134	$25,920	$25,771	$21,311	$26,476
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.47	%(6)	1.54%	1.45%	1.69%	1.41%	1.25	%(7)
Interest and fee expense(8)	0.09	%(6)	0.11%	0.09%	0.23%	0.71%	0.98%
Total expenses before custodian fee reduction	1.56	%(6)	1.65%	1.54%	1.92%	2.12%	2.23	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(6)	1.54%	1.45%	1.68%	1.38%	1.25	%(7)
Net investment income	5.64	%(6)	6.60%	6.29%	7.41%	6.83%	6.27%
Portfolio Turnover	2	%(3)	27%	27%	43%	12%	15%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.96	%(6)	0.97%	0.94%	1.03%	0.88%	0.81	%(7)
Interest and fee expense(8)	0.06	%(6)	0.07%	0.05%	0.14%	0.45%	0.62%
Total expenses before custodian fee reduction	1.02	%(6)	1.04%	0.99%	1.17%	1.33%	1.43	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.96	%(6)	0.97%	0.94%	1.03%	0.87%	0.80	%(7)
Net investment income	3.70	%(6)	4.18%	4.06%	4.53%	4.27%	3.99%

Senior Securities:
Total preferred shares outstanding	543		543	543	543	543	620
Asset coverage per preferred share(9)	$73,652		$71,288	$72,737	$72,462	$64,287	$67,711
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period (Common shares)	$14.040		$14.540	$14.730	$12.570	$15.150		$15.430

Income (Loss) From Operations

Net investment income(1)	$0.438		$0.913	$0.928	$0.925	$0.975		$0.985
Net realized and unrealized gain (loss)	0.565		(0.496)	(0.208)	2.110	(2.590)		(0.309)
Distributions to preferred shareholders(1)
From net investment income	(0.009)		(0.030)	(0.036)	(0.113)	(0.295)		(0.288)

Total income (loss) from operations	$0.994		$0.387	$0.684	$2.922	$(1.910)		$0.388

Less Distributions to Common Shareholders

From net investment income	$(0.444)		$(0.887)	$(0.874)	$(0.762)	$(0.670)		$(0.668)

Total distributions to common shareholders	$(0.444)		$(0.887)	$(0.874)	$(0.762)	$(0.670)		$(0.668)

Net asset value — End of period (Common shares)	$14.590		$14.040	$14.540	$14.730	$12.570		$15.150

Market value — End of period (Common shares)	$15.050		$13.610	$14.430	$13.900	$10.400		$14.030

Total Investment Return on Net Asset Value(2)	7.17	%(3)	3.25%	5.16%	25.29%	(12.66	)%(4)	2.81%

Total Investment Return on Market Value(2)	14.04	%(3)	0.85%	10.60%	42.90%	(21.97	)%(4)	3.53%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$22,076		$21,233	$21,985	$22,276	$19,007	$22,912
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.55	%(6)	1.58%	1.49%	1.70%	1.49%	1.29	%(7)
Interest and fee expense(8)	—		—	—	—	0.54%	0.98%
Total expenses before custodian fee reduction	1.55	%(6)	1.58%	1.49%	1.70%	2.03%	2.27	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.55	%(6)	1.58%	1.49%	1.69%	1.48%	1.27	%(7)
Net investment income	6.09	%(6)	6.76%	6.55%	7.30%	6.72%	6.43%
Portfolio Turnover	8	%(3)	5%	2%	9%	11%	6%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.96	%(6)	0.96%	0.92%	1.00%	0.93%	0.81	%(7)
Interest and fee expense(8)	—		—	—	—	0.33%	0.62%
Total expenses before custodian fee reduction	0.96	%(6)	0.96%	0.92%	1.00%	1.26%	1.43	%(7)
Expenses after custodian fee reduction excluding interest and fees	0.96	%(6)	0.96%	0.92%	1.00%	0.92%	0.80	%(7)
Net investment income	3.78	%(6)	4.09%	4.04%	4.30%	4.16%	4.06%

Senior Securities:
Total preferred shares outstanding	533		533	533	533	540	540
Asset coverage per preferred share(9)	$66,419		$64,837	$66,248	$66,794	$60,199	$67,442
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2008, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.180		$14.410	$14.620	$11.980	$15.690	$15.840

Income (Loss) From Operations

Net investment income(1)	$0.410		$0.895	$0.943	$0.926	$0.982	$0.996
Net realized and unrealized gain (loss)	0.880		(1.179)	(0.207)	2.740	(3.393)	(0.150)
Distributions to preferred shareholders(1)
From net investment income	(0.008)		(0.026)	(0.031)	(0.088)	(0.196)	(0.286)
From net realized gain	—		—	—	(0.016)	(0.114)	—

Total income (loss) from operations	$1.282		$(0.310)	$0.705	$3.562	$(2.721)	$0.560

Less Distributions to Common Shareholders

From net investment income	$(0.422)		$(0.920)	$(0.915)	$(0.819)	$(0.706)	$(0.710)
From net realized gain	—		—	—	(0.103)	(0.283)	—

Total distributions to common shareholders	$(0.422)		$(0.920)	$(0.915)	$(0.922)	$(0.989)	$(0.710)

Net asset value — End of period (Common shares)	$14.040		$13.180	$14.410	$14.620	$11.980	$15.690

Market value — End of period (Common shares)	$14.650		$13.370	$15.350	$14.730	$11.880	$14.790

Total Investment Return on Net Asset Value(2)	9.85	%(3)	(1.80)%	5.10%	31.84%	(18.15)%	3.64%

Total Investment Return on Market Value(2)	12.99	%(3)	(6.49)%	11.12%	33.95%	(13.88)%	(5.66)%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$36,509		$34,186	$37,222	$37,628	$30,776	$40,262
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.39	%(5)	1.42%	1.36%	1.53%	1.33%	1.14	%(6)
Interest and fee expense(7)	0.12	%(5)	0.15%	0.17%	0.46%	1.16%	0.92%
Total expenses before custodian fee reduction	1.51	%(5)	1.57%	1.53%	1.99%	2.49%	2.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.39	%(5)	1.41%	1.36%	1.52%	1.28%	1.11	%(6)
Net investment income	6.01	%(5)	6.96%	6.79%	7.81%	6.72%	6.29%
Portfolio Turnover	8	%(3)	4%	8%	39%	48%	27%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.89	%(5)	0.90%	0.88%	0.93%	0.84%	0.73	%(6)
Interest and fee expense(7)	0.08	%(5)	0.09%	0.11%	0.28%	0.73%	0.59%
Total expenses before custodian fee reduction	0.97	%(5)	0.99%	0.99%	1.21%	1.57%	1.32	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.89	%(5)	0.89%	0.88%	0.92%	0.81%	0.72	%(6)
Net investment income	3.87	%(5)	4.38%	4.39%	4.75%	4.24%	4.05%

Senior Securities:
Total preferred shares outstanding	784		784	784	784	812	900
Asset coverage per preferred share(8)	$71,569		$68,605	$72,478	$72,996	$62,907	$69,751
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$12.760		$13.400	$13.620	$11.530	$15.240	$15.760

Income (Loss) From Operations

Net investment income(1)	$0.404		$0.868	$0.847	$0.857	$0.938	$0.969
Net realized and unrealized gain (loss)	0.582		(0.621)	(0.167)	2.087	(3.483)	(0.256)
Distributions to preferred shareholders(1)
From net investment income	(0.005)		(0.018)	(0.021)	(0.066)	(0.237)	(0.209)
From net realized gain	—		—	—	—	(0.049)	(0.079)

Total income (loss) from operations	$0.981		$0.229	$0.659	$2.878	$(2.831)	$0.425

Less Distributions to Common Shareholders

From net investment income	$(0.421)		$(0.869)	$(0.879)	$(0.788)	$(0.699)	$(0.697)
From net realized gain	—		—	—	—	(0.180)	(0.248)

Total distributions to common shareholders	$(0.421)		$(0.869)	$(0.879)	$(0.788)	$(0.879)	$(0.945)

Net asset value — End of period (Common shares)	$13.320		$12.760	$13.400	$13.620	$11.530	$15.240

Market value — End of period (Common shares)	$13.640		$12.890	$14.000	$13.610	$10.580	$14.440

Total Investment Return on Net Asset Value(2)	7.75	%(3)	2.16%	5.20%	26.71%	(19.25)%	3.00%

Total Investment Return on Market Value(2)	9.23	%(3)	(1.21)%	9.99%	37.98%	(21.80)%	6.66%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$34,158		$32,717	$34,328	$34,847	$29,459	$38,947
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.43	%(5)	1.47%	1.41%	1.51%	1.33%	1.16	%(6)
Interest and fee expense(7)	0.24	%(5)	0.28%	0.28%	0.63%	0.46%	0.46%
Total expenses before custodian fee reduction	1.67	%(5)	1.75%	1.69%	2.14%	1.79%	1.62	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.43	%(5)	1.46%	1.41%	1.50%	1.28%	1.14	%(6)
Net investment income	6.17	%(5)	7.07%	6.49%	7.67%	6.67%	6.24%
Portfolio Turnover	8	%(3)	17%	13%	30%	44%	38%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.02	%(5)	1.03%	1.01%	1.03%	0.83%	0.74	%(6)
Interest and fee expense(7)	0.17	%(5)	0.20%	0.20%	0.43%	0.29%	0.29%
Total expenses before custodian fee reduction	1.19	%(5)	1.23%	1.21%	1.46%	1.12%	1.03	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.02	%(5)	1.02%	1.01%	1.02%	0.80%	0.73	%(6)
Net investment income	4.42	%(5)	4.98%	4.65%	5.24%	4.17%	3.98%

Senior Securities:
Total preferred shares outstanding	530		530	530	530	530	900
Asset coverage per preferred share(8)	$89,449		$86,730	$89,770	$90,749	$80,583	$68,285
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$12.220		$12.960	$12.980	$11.330	$14.970	$15.330

Income (Loss) From Operations

Net investment income(1)	$0.383		$0.814	$0.828	$0.846	$0.948	$0.966
Net realized and unrealized gain (loss)	0.860		(0.759)	(0.058)	1.592	(3.665)	(0.361)
Distributions to preferred shareholders(1)
From net investment income	(0.007)		(0.023)	(0.028)	(0.101)	(0.298)	(0.301)

Total income (loss) from operations	$1.236		$0.032	$0.742	$2.337	$(3.015)	$0.304

Less Distributions to Common Shareholders

From net investment income	$(0.386)		$(0.772)	$(0.762)	$(0.687)	$(0.625)	$(0.664)

Total distributions to common shareholders	$(0.386)		$(0.772)	$(0.762)	$(0.687)	$(0.625)	$(0.664)

Net asset value — End of period (Common shares)	$13.070		$12.220	$12.960	$12.980	$11.330	$14.970

Market value — End of period (Common shares)	$14.070		$12.780	$14.100	$13.250	$11.250	$13.710

Total Investment Return on Net Asset Value(2)	10.19	%(3)	0.65%	6.04%	22.05%	(20.51)%	2.17%

Total Investment Return on Market Value(2)	13.43	%(3)	(3.25)%	13.01%	25.48%	(13.81)%	(1.75)%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$33,102		$30,922	$32,726	$32,710	$28,495	$37,617
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.37	%(5)	1.42%	1.36%	1.57%	1.35%	1.16	%(6)
Interest and fee expense(7)	0.01	%(5)	0.02%	0.02%	0.10%	0.29%	0.53%
Total expenses before custodian fee reduction	1.38	%(5)	1.44%	1.38%	1.67%	1.64%	1.69	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.37	%(5)	1.42%	1.36%	1.57%	1.33%	1.14	%(6)
Net investment income	6.04	%(5)	6.98%	6.61%	7.87%	6.82%	6.33%
Portfolio Turnover	9	%(3)	10%	11%	18%	22%	30%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.89	%(5)	0.90%	0.88%	0.95%	0.83%	0.74	%(6)
Interest and fee expense(7)	0.01	%(5)	0.01%	0.01%	0.06%	0.18%	0.34%
Total expenses before custodian fee reduction	0.90	%(5)	0.91%	0.89%	1.01%	1.01%	1.08	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.89	%(5)	0.90%	0.88%	0.95%	0.82%	0.72	%(6)
Net investment income	3.95	%(5)	4.43%	4.30%	4.77%	4.19%	4.03%

Senior Securities:
Total preferred shares outstanding	680		680	680	680	875	875
Asset coverage per preferred share(8)	$73,680		$70,474	$73,128	$73,104	$57,579	$67,991
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$13.180		$13.640	$13.900	$12.030	$15.270	$15.470

Income (Loss) From Operations

Net investment income(1)	$0.418		$0.893	$0.878	$0.889	$0.995	$0.995
Net realized and unrealized gain (loss)	0.656		(0.460)	(0.270)	2.123	(3.047)	(0.209)
Distributions to preferred shareholders(1)
From net investment income	(0.007)		(0.025)	(0.030)	(0.071)	(0.236)	(0.291)
From net realized gain	—		—	—	(0.045)	(0.076)	—

Total income (loss) from operations	$1.067		$0.408	$0.578	$2.896	$(2.364)	$0.495

Less Distributions to Common Shareholders

From net investment income	$(0.437)		$(0.868)	$(0.838)	$(0.753)	$(0.693)	$(0.695)
From net realized gain	—		—	—	(0.273)	(0.183)	—

Total distributions to common shareholders	$(0.437)		$(0.868)	$(0.838)	$(1.026)	$(0.876)	$(0.695)

Net asset value — End of period (Common shares)	$13.810		$13.180	$13.640	$13.900	$12.030	$15.270

Market value — End of period (Common shares)	$13.800		$13.030	$14.230	$14.600	$13.400	$14.150

Total Investment Return on Net Asset Value(2)	8.22	%(3)	3.63%	4.53%	27.36%	(16.07)%	3.44%

Total Investment Return on Market Value(2)	9.38	%(3)	(1.79)%	3.82%	20.09%	0.88%	(1.28)%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$40,835		$38,972	$40,256	$40,956	$35,413	$44,955
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.34	%(5)	1.41%	1.36%	1.52%	1.30%	1.15	%(6)
Interest and fee expense(7)	0.04	%(5)	0.08%	0.07%	0.17%	1.03%	0.83%
Total expenses before custodian fee reduction	1.38	%(5)	1.49%	1.43%	1.69%	2.33%	1.98	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.34	%(5)	1.40%	1.36%	1.51%	1.28%	1.12	%(6)
Net investment income	6.19	%(5)	7.19%	6.67%	7.80%	6.86%	6.45%
Portfolio Turnover	7	%(3)	12%	19%	8%	28%	24%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.86	%(5)	0.88%	0.87%	0.91%	0.81%	0.73	%(6)
Interest and fee expense(7)	0.03	%(5)	0.05%	0.05%	0.10%	0.64%	0.53%
Total expenses before custodian fee reduction	0.89	%(5)	0.93%	0.92%	1.01%	1.45%	1.26	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.86	%(5)	0.88%	0.87%	0.90%	0.80%	0.71	%(6)
Net investment income	4.01	%(5)	4.51%	4.28%	4.68%	4.26%	4.10%

Senior Securities:
Total preferred shares outstanding	869		869	869	869	1,040	1,040
Asset coverage per preferred share(8)	$71,991		$69,847	$71,327	$72,133	$59,091	$68,233
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2011, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Municipal	California	Massachusetts	Michigan
Expiration Date	Fund II	Fund II	Fund	Fund

September 30, 2013	$—	$—	$179,329	$384,407
September 30, 2016	658,427	52,500	—	1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

	$15,486,062	$6,288,497	$1,554,575	$1,481,690

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	New Jersey	New York	Ohio	Pennsylvania
Expiration Date	Fund	Fund II	Fund	Fund

September 30, 2013	$—	$—	$321,978	$—
September 30, 2016	—	41,818	83,319	—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

	$3,674,958	$4,368,915	$6,076,436	$2,874,946

In addition, such capital loss carryforwards cannot be utilized prior to the utilization of new capital losses, if any, created after September 30, 2011.

Additionally, at September 30, 2011, the Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund had net capital losses of $7,531,552, $4,278,206, $1,148,638, $385,565, $1,622,131, $1,845,065, $640,569 and $970,585, respectively, attributable to security transactions incurred after October 31, 2010. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2012.

As of March 31, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal	California	Massachusetts
	Fund II	Fund II	Fund

Floating Rate Notes Outstanding	$45,685,000	$9,885,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.39	0.19 - 0.25	0.19 - 0.35
Collateral for Floating Rate Notes Outstanding	$55,097,328	$11,768,191	$4,445,057

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Floating Rate Notes Outstanding	$4,790,000	$9,370,000	$250,000	$2,040,000
Interest Rate or Range of Interest Rates (%)	0.34 - 0.39	0.18 - 0.34	0.25 - 0.34	0.19 - 0.34
Collateral for Floating Rate Notes Outstanding	$6,377,675	$11,538,813	$528,215	$3,304,703

For the six months ended March 31, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal	California	Massachusetts
	Fund II	Fund II	Fund

Average Floating Rate Notes Outstanding	$53,164,863	$9,885,000	$3,330,000
Average Interest Rate	0.68%	0.62%	0.70%

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Average Floating Rate Notes Outstanding	$4,790,000	$11,793,224	$250,000	$2,040,000
Average Interest Rate	0.90%	0.68%	0.99%	0.81%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

I Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to March 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal	Municipal
	Fund II	Fund II	California	Massachusetts	Michigan
	(Series A)	(Series B)	Fund II	Fund	Fund

APS Dividend Rates at March 31, 2012	0.27%	0.24%	0.27%	0.27%	0.27%
Dividends Accrued to APS Shareholders	$22,571	$22,553	$25,956	$13,575	$13,159
Average APS Dividend Rates	0.20%	0.20%	0.20%	0.20%	0.20%
Dividend Rate Ranges (%)	0.11 - 0.33	0.11 - 0.27	0.11 - 0.33	0.11 - 0.36	0.11 - 0.27

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

APS Dividend Rates at March 31, 2012	0.26%	0.27%	0.24%	0.27%
Dividends Accrued to APS Shareholders	$20,351	$13,249	$17,154	$21,994
Average APS Dividend Rates	0.21%	0.20%	0.20%	0.20%
Dividend Rate Ranges (%)	0.11 - 0.36	0.11 - 0.27	0.11 - 0.27	0.11 - 0.36

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2012.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2012, the investment adviser fees were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Investment Adviser Fee	$578,939	$222,627	$113,748	$96,361

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Investment Adviser Fee	$159,251	$154,077	$135,594	$175,133

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2012 were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Purchases	$24,389,086	$9,140,863	$898,229	$2,572,116
Sales	$33,134,289	$9,587,061	$692,906	$2,686,191

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Purchases	$8,225,529	$4,442,298	$4,347,426	$4,415,186
Sales	$4,715,165	$6,962,168	$4,455,027	$5,742,439

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2012 and the year ended September 30, 2011 were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Six Months Ended March 31, 2012 (Unaudited)	9,644	1,770	884	677
Year Ended September 30, 2011	19,997	6,283	3,205	372

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Six Months Ended March 31, 2012 (Unaudited)	5,857	1,074	2,396	1,150
Year Ended September 30, 2011	11,653	2,773	4,815	4,284

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Aggregate cost	$160,477,410	$68,203,861	$35,013,230	$31,726,414

Gross unrealized appreciation	$15,407,306	$6,228,268	$4,257,848	$2,689,233
Gross unrealized depreciation	(8,947,603)	(1,432,816)	(172,605)	(160,985)

Net unrealized appreciation	$6,459,703	$4,795,452	$4,085,243	$2,528,248

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Aggregate cost	$50,478,214	$42,423,393	$45,236,654	$57,590,805

Gross unrealized appreciation	$5,150,778	$4,133,499	$4,352,111	$3,475,799
Gross unrealized depreciation	(311,645)	(250,240)	(389,720)	(498,469)

Net unrealized appreciation	$4,839,133	$3,883,259	$3,962,391	$2,977,330

8 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2012, Municipal Fund II, Michigan Fund and New Jersey Fund had payments due to SSBT pursuant to the foregoing arrangement of $5,844,112, $90,157 and $115,446, respectively.

9 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2012 is as follows:

Futures Contracts
						Net
	Expiration			Aggregate		Unrealized
Fund	Month/Year	Contracts	Position	Cost	Value	Appreciation

Municipal II	6/12	35 U.S. 10-Year Treasury Note	Short	$(4,561,967)	$(4,531,953)	$30,014
	6/12	97 U.S. 30-Year Treasury Bond	Short	(13,543,521)	(13,361,750)	181,771

California II	6/12	25 U.S. 10-Year Treasury Note	Short	$(3,258,548)	$(3,237,109)	$21,439
	6/12	28 U.S. 30-Year Treasury Bond	Short	(3,942,919)	(3,857,000)	85,919

Massachusetts	6/12	14 U.S. 30-Year Treasury Bond	Short	$(1,971,460)	$(1,928,500)	$42,960

Michigan	6/12	10 U.S. 30-Year Treasury Bond	Short	$(1,393,701)	$(1,377,500)	$16,201

New Jersey	6/12	75 U.S. 30-Year Treasury Bond	Short	$(10,561,391)	$(10,331,250)	$230,141

New York II	6/12	22 U.S. 30-Year Treasury Bond	Short	$(3,098,008)	$(3,030,500)	$67,508

Ohio	6/12	10 U.S. 10-Year Treasury Note	Short	$(1,303,419)	$(1,294,843)	$8,576
	6/12	25 U.S. 30-Year Treasury Bond	Short	(3,486,119)	(3,443,750)	42,369

Pennsylvania	6/12	35 U.S. 30-Year Treasury Bond	Short	$(4,928,649)	$(4,821,250)	$107,399

At March 31, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2012 were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Asset Derivative:
Futures Contracts	$211,785 (1)	$107,358 (1)	$42,960 (1)	$16,201 (1)

Total	$211,785	$107,358	$42,960	$16,201

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Asset Derivative:
Futures Contracts	$230,141 (1)	$67,508 (1)	$50,945 (1)	$107,399 (1)

Total	$230,141	$67,508	$50,945	$107,399

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2012 was as follows:

	Municipal		California		Massachusetts		Michigan
	Fund II		Fund II		Fund		Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(458,649	)(1)	$(304,856	)(1)	$(72,139	)(1)	$(32,663	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$909,032	(2)	$543,323	(2)	$170,142	(2)	$95,523	(2)

	New Jersey		New York		Ohio		Pennsylvania
	Fund		Fund II		Fund		Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(538,249	)(1)	$(134,289	)(1)	$(126,622	)(1)	$(15,467	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$890,198	(2)	$343,858	(2)	$219,507	(2)	$164,801	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Average Notional Amount:
Futures Contracts	$11,129,000	$5,300,000	$1,871,000	$729,000
Interest Rate Swaps	$429,000	$259,000	$123,000	$96,000

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Average Notional Amount:
Futures Contracts	$7,500,000	$2,971,000	$2,829,000	$3,357,000
Interest Rate Swaps	$179,000	$286,000	$107,000	$143,000

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$212,622,113	$—	$212,622,113

Total Investments	$—	$212,622,113	$—	$212,622,113

Futures Contracts	$211,785	$—	$—	$211,785

Total	$211,785	$212,622,113	$—	$212,833,898

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,884,313	$—	$82,884,313

Total Investments	$—	$82,884,313	$—	$82,884,313

Futures Contracts	$107,358	$—	$—	$107,358

Total	$107,358	$82,884,313	$—	$82,991,671

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$42,428,473	$—	$42,428,473

Total Investments	$—	$42,428,473	$—	$42,428,473

Futures Contracts	$42,960	$—	$—	$42,960

Total	$42,960	$42,428,473	$—	$42,471,433

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$34,254,662	$—	$34,254,662

Total Investments	$—	$34,254,662	$—	$34,254,662

Futures Contracts	$16,201	$—	$—	$16,201

Total	$16,201	$34,254,662	$—	$34,270,863

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notes to Financial Statements (Unaudited) — continued

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$60,107,347	$—	$60,107,347

Total Investments	$—	$60,107,347	$—	$60,107,347

Futures Contracts	$230,141	$—	$—	$230,141

Total	$230,141	$60,107,347	$—	$60,337,488

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,676,652	$—	$55,676,652

Total Investments	$—	$55,676,652	$—	$55,676,652

Futures Contracts	$67,508	$—	$—	$67,508

Total	$67,508	$55,676,652	$—	$55,744,160

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,449,045	$—	$49,449,045

Total Investments	$—	$49,449,045	$—	$49,449,045

Futures Contracts	$50,945	$—	$—	$50,945

Total	$50,945	$49,449,045	$—	$49,499,990

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$62,608,135	$—	$62,608,135

Total Investments	$—	$62,608,135	$—	$62,608,135

Futures Contracts	$107,399	$—	$—	$107,399

Total	$107,399	$62,608,135	$—	$62,715,534

The Funds held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Bond Funds

March 31, 2012

Notice to Shareholders

At the August 8, 2011 Board Meeting, the Trustees approved the following defensive investing policy: “During unusual market conditions, the Funds may invest up to 100% of assets in cash or cash equivalents temporarily, which may be inconsistent with a Fund’s investment objective(s) and other policies.”

Eaton Vance
Municipal Bond Funds

March 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Cynthia J. Clemson President of EIA, MIW, NYH, EIO and EIP Thomas M. Metzold President of MAB, EIV and EMJ Payson F. Swaffield Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2012, Fund records indicate that there are 66, 25, 18, 24, 22, 36, 48 and 100 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 4,338, 1,296, 799, 818, 1,155, 1,053, 1,297 and 1,538 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW
New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

Eaton Vance
Municipal Bond Funds

March 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month-end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

1557-5/12	CE-8IMBIISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Bond Fund

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	May 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 8, 2012

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	May 8, 2012